Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Apr. 30, 2016	Apr. 30, 2015
Operating Activities
Net Loss	$ (636,442)	$ (169,627)	$ (125,638)	$ (797,865)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on extinguishment of debt	4,505
Amortization of discount on convertible debt payable	2,618	7,108	6,982	92,793
Expenses paid by related party			29,118	19,515
Financing costs			126	4,374
Loss (gain) on change in fair value of derivative liability	434,908	113,435	(90,324)	431,203
Shares issued for default penalty				25,750
Shares issued for management fees			100,000	97,500
Shares issued for consulting services	28,000
Changes in operating assets and liabilities:
Accounts receivable	(12,198)		(1,004)	91
Other current assets				(4,500)
Accounts payable and accrued liabilities	50,684	35,120	71,363	42,429
Accrued compensation				27,065
Prepaid expense	(2,500)
Net Cash Used In Operating Activities	(130,425)	(13,964)	(9,377)	(61,645)
Financing Activities
Proceeds from convertible debenture	170,000			77,500
Proceeds from notes payable	10,000		4,616
Proceeds from related party payable		13,964	15,084	8,793
Repayment on related party payable	(37,156)		(10,000)	(29,850)
Net Cash Provided by Financing Activities	142,844	13,964	9,700	56,443
Increase (Decrease) in Cash	12,419		323	(5,202)
Cash - Beginning of Period	323			5,202
Cash - End of Period	12,742		323
Supplemental Disclosures
Interest paid
Income tax paid
Non-cash investing and financing activities
Debt discount on convertible notes and debt issuance costs	94,250
Common stock issued in exchange for license agreements			20,000
Common stock issued for conversion of convertible debentures	$ 126,865	$ 554	$ 136,444	304,169
Common stock issued for forgiveness of debt				78,835
Common stock issued for management fees				$ 97,500